Note 7 - Stockholders' Deficit (Details Textual) - Warrants Issued for Future Services [Member]	Feb. 21, 2020 USD ($) $ / shares shares
Class of Warrant or Right, Expiration Term (Year)	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 6.49
Warrants and Rights Outstanding | $	$ 228,000